Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
OPERATING ACTIVITIES
Loss for the year	$ (4,537)	$ (4,607)
Add items not affecting cash / adjustments:
Depreciation	68	72
Unrealized foreign exchange gain	(133)	(24)
Deferred income tax expense	18	31
Stock based compensation expense	1,193	1,362
Interest from short-term investments	(159)	0
Share unit settlement	(154)	(107)
Share of joint venture expenditures	40	232
Directors' fees paid in deferred share units	187	183
Net change in non-cash working capital	104	319
Net cash flows from (used in) operating activities	(3,373)	(2,539)
FINANCING ACTIVITIES
Proceeds from issuance of equity	14,186	2,500
Equity issuance costs	(1,334)	(139)
Cash received from option exercises	91	0
Lease payments made	(87)	(88)
Cash received from Waterberg partners	473	465
Net cash flows from (used in) financing activities	13,329	2,738
INVESTING ACTIVITIES
Performance bonds	(94)	(63)
Acquisition of short-term investments	(15,700)	0
Disposal of short-term investments	4,650	0
Interest received from short-term investments	117	0
Investment in Lion	(40)	(232)
Expenditures incurred on Waterberg Project	(2,081)	(3,422)
Net cash flows from (used in) investing activities	(13,148)	(3,717)
Net decrease in cash	(3,192)	(3,518)
Effect of foreign exchange on cash	(92)	230
Cash, beginning of year	3,701	6,989
Cash, end of year	$ 417	$ 3,701